Called up share capital (Details) € in Millions		12 Months Ended
		Mar. 31, 2025 EUR (€) shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2025 £ / shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance | €		€ 4,797	€ 4,797
Ending balance | €		€ 4,319	€ 4,797
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)	[1],[2]	28,818,683,808	28,818,256,058
Allotted during the year (in shares)	[1],[2]	455,190	427,750
Cancelled during the year (in Shares)	[1],[2]	(2,430,853,096)
Ending balance (in shares)	[1],[2]	26,388,285,902	28,818,683,808
Beginning balance | €	[1],[2]	€ 4,797	€ 4,797
Cancelled during the year | €	[1],[2]	(478)
Ending balance | €	[1],[2]	€ 4,319	€ 4,797
Number of treasury shares held		1,416,813,312	1,738,561,954
Nominal value of treasury shares | €		€ 232	€ 289
Market value of treasury shares | €		€ 1,234	€ 1,434
Reissue of treasury shares		99,750,090	87,129,475
Repurchase of treasury shares		2,208,854,544	0
7% cumulative fixed rate shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)		50,000	50,000
Ending balance (in shares)			50,000
Par value per share | £ / shares				£ 1
Cumulative rate of fixed rate shares		7.00%

[1]	At 31 March 2025, the Group held 1,416,813,312 (2024: 1,738,561,954) treasury shares with a nominal value of €232 million (2024: €289 million). The market value of shares held was €1,234 million (2024: €1,434 million). During the year, 99,750,090 (2024: 87,129,475) treasury shares were reissued under Group share schemes and 2,208,854,544 (2024: nil) shares were repurchased following the disposal of Vodafone Spain.
[2]	At 31 March 2025, there were 50,000 (2024: 50,000) 7% cumulative fixed rate shares of £1 each in issue.